Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2022
Income tax and social contribution
Schedule of income tax and social security contribution recognized in profit or loss

Income tax and social security contribution recognized in profit or loss for the year are shown as follows:

.	December 31, 2022	December 31, 2021	December 31, 2020
Current income tax and social security contribution	(69,873)	(95,375)	(66,912)
Deferred income tax	(4,483)	10,958	1,775
Income tax and social contributions	(74,356)	(84,417)	(65,137)

Schedule of reconciliation of the effective rate with the average nominal rate

The reconciliation of the effective rate with the average nominal rate is shown as follows:

.	December 31, 2022	December 31, 2021	December 31, 2020
Profit before income tax and social contribution	200,272	210,374	192,791
Combined income tax and social contribution rate	34%	34%	34%
Tax using the Company’s domestic tax rate	(68,092)	(71,527)	(65,549)
Interest on own capital	-	2,138	1,469
Expected income tax expense and interest on own capital	(68,092)	(69,389)	(64,080)
Tax incentives	-	-	219
Taxation of profit before income tax generated abroad	(1,362)	(9,610)	-
Impairment loss (intangible)	-	(6,864)	-
Other permanent exclusions (additions)	(4,902)	1,446	(1,276)
Income Tax and Social Contribution Expenses	(74,356)	(84,417)	(65,137)

Current	(69,873)	(95,375)	(66,912)
Deferred	(4,483)	10,958	1,775
	(74,356)	(84,417)	(65,137)
Effective rate	37%	40%	34%

Schedule of income tax recognized directly in shareholders' equity

Amounts recognized directly in shareholders' equity

.	December 31, 2022	December 31, 2021	December 31, 2020
Share-based compensation plan	-	(147)	45
Total	-	(147)	45
Current	-	-	8,698
Deferred	-	(147)	(8,653)
Total taxes recognized in equity	-	(147)	45

Schedule of reconciliation of deferred tax assets and deferred tax liabilities

The composition and changes in the deferred income tax and social contribution are described below:

December 31, 2022
.	Net balance on January 1st 2022	Recognition in profit or loss	Deferred tax acquired from business combination (9.2.c)	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	1,677	1,529	-	102	(35)	3,273	3,273	-
Bonus accrued	25,768	(5,227)	-	-	470	21,011	21,011	-
Restrict stock Units	-	719	-	-	-	719	719	-
Lease	2,122	408	-	-	81	2,611	2,611	-
Other items	607	(832)	2,316	-	(1,326)	765	765	-
R&D tax credit	-	-	5,745	-	(951)	4,794	4,794	-
Tax loss carry amount	1,815	(1,080)	-	1,826	(596)	1,965	1,965	-
Net tax liability (assets)	31,989	(4,483)	8,061	1,928	(2,357)	35,138	35,138	-

December 31, 2021
.	Net balance on January 1st 2021	Recognition in equity	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	2,038	-	(437)	-	76	1,677	1,739	(62)
Bonus accrued	18,447	-	6,354	-	968	25,768	25,768	-
Lease	2,168	-	(41)	-	(5)	2,122	2,122	-
Other items	(8,629)		2,630	6,913	(307)	607	2,440	(1,833)
Indemnity on share-based compensation	214	(147)	(67)	-	-	-	-	-
Tax loss carry amount	915	-	2,519	(1,619)	-	1,815	3,228	(1,413)
Net tax liability (assets)	15,152	(147)	10,958	5,294	732	31,989	35,297	(3,308)